Document and Entity Information	Sep. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001442145
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	VERISK ANALYTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34480
Entity Tax Identification Number	26-2994223
Entity Address, Address Line One	545 Washington Boulevard
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	(201)
Local Phone Number	469-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $.001 par value
Trading Symbol	VRSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false